OTHER NON-CURRENT ASSETS (Tables)	12 Months Ended
Dec. 31, 2020
OTHER NON-CURRENT ASSETS [Abstract]
Other Non-current Assets
The non-current financial assets are as follows:

	December 31,
(In millions)	2020	2019	2018
Non-current financial assets at amortized cost, gross	€28.5	€22.3	€24.4
Impairment allowance	(2.6)	(1.1)	(0.5)
Non-current financial assets at amortized cost, net	25.9	21.2	23.9

Available-for-sale financial assets (quoted equity instruments at FVTPL), gross (1)	34.3	25.8	16.3
Impairment allowance	-	-	(0.5)
Non-current financial assets at amortized cost, net	34.3	25.8	15.8
Total other non-current assets	€60.2	€47.0	€39.7

(1)	Available-for-sale are presented for comparative purposes only (in periods prior to adoption of IFRS 9).